Government Bonds, Long-Term Notes Receivable And Other Assets	9 Months Ended
Sep. 30, 2023
Disclosure Of Notes Receivable Government Bonds And Other Long Term Assets [Abstract]
Government Bonds, Long-Term Notes Receivable And Other Assets	GOVERNMENT BONDS, LONG-TERM NOTES RECEIVABLE AND OTHER ASSETS
A.    Government bonds
As of September 30, 2023 and December 31, 2022, the balance of Government Bonds valued at amortized cost was as follows:

	2023		2022
Government Bonds (1)	Ps.	78,537,923	Ps.	110,179,517
Less: current portion of Government Bonds, net of expected credit losses	35,649,124		46,526,257
Total long-term of Government bonds	Ps.	42,888,799	Ps.	63,653,260
(1)As of September 30, 2023 and December 31, 2022, includes an expected credit loss of Ps. 7,162 and Ps. 9,717, respectively.
As of November 19, 2020, the value of the Government Bonds was Ps. 128,786,611, and the liability was Ps. 95,597,610.
On November 20, 2020, Petróleos Mexicanos monetized the whole of the Government Bonds by entering into a three-year financial arrangement to partially raise an equivalent of Ps. 95,597,610 at an annual rate of 8.56275%, maturing November 24, 2023. Petróleos Mexicanos retains the risks, benefits and economic rights of the Government Bonds, which were delivered to a financial institution. Petróleos Mexicanos will continue to collect coupon and principal payments from the securities throughout the term of the transaction. Therefore, Petróleos Mexicanos recognizes these Government Bonds as restricted assets and recognizes short-term debt for the monetization. The resources from the Government Bonds were transferred to the FOLAPE for payments related to its pension and retirement plan obligations.

During the period from January 1 to September 30, 2023, interest income generated by the Government Bonds amounted to Ps. 5,791,844, of which Petróleos Mexicanos received payments in the amount of Ps. 6,760,491. During the period from January 1 to September 30, 2022, interest income generated by the Government Bonds amounted to Ps. 5,425,943, of which Petróleos Mexicanos received payments in the amount of Ps. 6,215,759.
As of September 30, 2023 and December 31, 2022 the Government Bonds consist of 15 and 17 series of development bonds (D Bonds, M Bonds and UDI Bonds) issued by the Secretaría de Hacienda y Crédito Público (Ministry of Finance and Public Credit or “SHCP”) with maturities between 2023 and 2026, at nominal values of Ps. 71,021,384, Ps. 913,482 in UDIs and Ps. 102,492,032, Ps. 913,482 in UDIs, respectively.
As of September 30, 2023 and December 31, 2022, the fair value of the transferred assets was Ps. 76,135,178 and Ps. 108,062,414, respectively and the fair value of the associated liabilities was Ps. 57,768,910 and Ps. 82,372,990, respectively, resulting in a net position of Ps. 18,366,268 and Ps. 25,689,424, respectively.
As of September 30, 2023 and December 31, 2022, the recorded liability was Ps. 72,915,521 (Ps. 72,175,604 of principal and Ps. 739,917 of interest) and Ps. 90,577,596 (Ps. 89,739,938 of principal and Ps. 837,658 of interest), respectively.
The roll-forward of the Mexican Government Bonds is as follows:

	As of September 30,
	2023		2022
Balance as of the beginning of the year	Ps.	110,179,517	Ps.	110,855,356
Government Bonds collected (1)	(31,470,648)		—
Accrued interests	5,791,844		5,425,943
Interests received from bonds	(6,760,491)		(6,215,759)
Impact of the valuation of bonds in UDIs	205,403		384,530
Amortized cost	589,743		1,268,584
Reversal of impairment of bonds	2,555		3,350
Balance at the end of the period	Ps.	78,537,923	Ps.	111,722,004
(1)For 2023, Mexican Government Bonds were collected on March 9, 2023 and August 31, 2023.
B.    Long-term notes receivable
As of September 30, 2023 and December 31, 2022, the balance of long-term notes receivable was Ps. 1,283,966 and Ps. 1,334,126 and includes Ps. 748,224 and Ps. 783,999, respectively, of collection rights related to Value Added Tax from the non-recourse factoring contract between Pemex Logistics and Banco Mercantil del Norte, S.A.
C.    Other assets
At September 30, 2023 and December 31, 2022, the balance of other assets was as follows:

	2023		2022
Payments in advance (1)	Ps.	12,039,055	Ps.	26,515,825
Other	3,251,939		2,565,824
Insurance	1,862,813		1,621,076
Total other assets	Ps.	17,153,807	Ps.	30,702,725
(1)Mainly advance payments to contractors for the construction of the Olmeca Refinery in Dos Bocas, Paraíso, Tabasco through PTI ID.